UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 Form 13F

                           Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Vinik Asset Management, L.P.
           ----------------------------------------------------
Address:   260 Franklin Street
           ----------------------------------------------------
           Boston, MA  02110
           ----------------------------------------------------

Form 13F File Number:   28-6160
                     ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey N. Vinik
     --------------------------------------------------
Title:     Senior Managing Member of sole general partner
           --------------------------------------------------
Phone:     (617) 204-5400
           --------------------------------------------------

Signature, Place, and Date of Signing:

  /s/Jeffrey N. Vinik               Boston, MA            2/14/02
-----------------------   ------------------------------  ----------
     [Signature]                 [City, State]             [Date]




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The Form 13F Information Table attached hereto sets forth only the 'Section
13(f) securities' under management at December 31, 2001 and required to be reported on Form 13F, and may bear no relation to current holdings. All persons are cautioned against taking any investment or other action on the basis of this information. The limited contents of Form 13F can not be used as a basis of determining actual or prospective performance, and any attempt to use such information may be materially misleading.


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                             2
                                                        -------------

Form 13F Information Table Entry Total:                        67
                                                        -------------

Form 13F Information Table Value Total:                 $175,301
                                                        -------------
                                                         (thousands)


List of Other Included Managers:

   No.           Form 13F File Number           Name

   1               28-6162                      Jeffrey N. Vinik
------           -----------              -----------------------------
   2               28-6166                      Michael S. Gordon
------           -----------              -----------------------------



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

                                                                FORM 13F INFORMATION TABLE

                                                                VALUE    SHARES/ SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
           NAME OF ISSUER         TITLE OF CLASS     CUSIP     x($1000)  PRN AMT PRN CALL DISCRETN  MANAGERS   SOLE  SHARED   NONE
  ------------------------------  ----------------  ---------  --------  -------- --- ---- -------- ---------  ----- ------- ------

D ADAPTEC INC COM                COMMON STOCK     00651F108     1670   115200     SH       OTHER      02          0   115200     0

D ADVENT SOFTWARE INC COM        COMMON STOCK     007974108     1454    29100     SH       OTHER      02          0    29100     0

D AEROFLEX INC COM               COMMON STOCK     007768104      189    10000     SH       OTHER      02          0    10000     0

D AGCO CORP COM                  COMMON STOCK     001084102      237    15000     SH       OTHER      02          0    15000     0

D AMERICAN MED SECURITY GROUP    COMMON STOCK     02744P101     1234    99100     SH       OTHER      02          0    99100     0

D ASE TEST LTD COM STK           COMMON STOCK     Y02516105      836    60000     SH       OTHER      02          0    60000     0

D BORLAND SOFTWARE COR           COMMON STOCK     099849101      783    50000     SH       OTHER      02          0    50000     0

D BROWN & BROWN INC COM STK      COMMON STOCK     115236101      819    30000     SH       OTHER      02          0    30000     0

D CAVALIER HOMES INC COM         COMMON STOCK     149507105      290   100000     SH       OTHER      02          0   100000     0

D CEPHALON INC COM               COMMON STOCK     156708109     4913    65000     SH       OTHER      02          0    65000     0

D CERES GROUP INC COM STK        COMMON STOCK     156772105      646   175000     SH       OTHER      02          0   175000     0

D CHAMPION ENTERPRISES  INC      COMMON STOCK     158496109     6524   530000     SH       OTHER      01          0   530000     0
D CHAMPION ENTERPRISES  INC      COMMON STOCK     158496109     3693   300000     SH       OTHER      02          0   300000     0

D CHICOS FAS INC COM             COMMON STOCK     168615102      596    15000     SH       OTHER      01          0    15000     0

D CHICOS FAS INC COM             COMMON STOCK     168615102     7345   185000     SH       OTHER      02          0   185000     0

D CHIPPAC INC COM                COMMON STOCK     169657103     1204   162200     SH       OTHER      01          0   162200     0
D CHIPPAC INC COM                COMMON STOCK     169657103      908   122400     SH       OTHER      02          0   122400     0

D CHRISTOPHER BANKS CORP         COMMON STOCK     171046105      514    15000     SH       OTHER      02          0    15000     0

D CIRCUIT CITY STORES CARMAX GRO COMMON STOCK     172737306      227    10000     SH       OTHER      02          0    10000     0

D CIRCUIT CITY STORES- CIRCUIT C COMMON STOCK     172737108      779    30000     SH       OTHER      02          0    30000     0

D CLAYTON HOMES INC COM          COMMON STOCK     184190106     6130   358500     SH       OTHER      01          0   358500     0
D CLAYTON HOMES INC COM          COMMON STOCK     184190106     3372   197200     SH       OTHER      02          0   197200     0

D COMPASS BANCSHARES INC         COMMON STOCK     20449H109     2117    74800     SH       OTHER      01          0    74800     0
D COMPASS BANCSHARES INC         COMMON STOCK     20449H109     1274    45000     SH       OTHER      02          0    45000     0

D CONSTELLATION BRANDS INC-A     COMMON STOCK     21036P108      643    15000     SH       OTHER      01          0    15000     0
D CONSTELLATION BRANDS INC-A     COMMON STOCK     21036P108     2095    48900     SH       OTHER      02          0    48900     0

D CORINTHIAN COLLEGS INC         COMMON STOCK     218868107      425    10400     SH       OTHER      02          0    10400     0

D DAVITA INC COM                 COMMON STOCK     23918K108      753    30800     SH       OTHER      02          0    30800     0

D DIRECT FOCUS INC CAD  NPV COM  COMMON STOCK     254931108      963    30850     SH       OTHER      02          0    30850     0

D ELANTEC SEMICONDUCTOR INC      COMMON STOCK     284155108     1052    27400     SH       OTHER      02          0    27400     0

D ELECTRONIC ARTS COM            COMMON STOCK     285512109     7194   120000     SH       OTHER      02          0   120000     0

D FANNIE MAE COM STK             COMMON STOCK     313586109     5009    63000     SH       OTHER      01          0    63000     0
D FANNIE MAE COM STK             COMMON STOCK     313586109     1988    25000     SH       OTHER      02          0    25000     0

D FIRST VIRGINIA BANKS INC COM   COMMON STOCK     337477103      233     4600     SH       OTHER      02          0     4600     0

D FREDDIE MAC USD0.21 COM        COMMON STOCK     313400301     5559    85000     SH       OTHER      01          0    85000     0
D FREDDIE MAC USD0.21 COM        COMMON STOCK     313400301     1831    28000     SH       OTHER      02          0    28000     0

D FTI CONSULTING INC COM STK     COMMON STOCK     302941109      558    17000     SH       OTHER      02          0    17000     0

D GALLAGHER ARTHUR J & CO COM    COMMON STOCK     363576109     2414    70000     SH       OTHER      02          0    70000     0

D GART SPORTS COMPANY COM STK    COMMON STOCK     366630101      210    10000     SH       OTHER      02          0    10000     0

D GENESIS MICROCHIP INC COM      COMMON STOCK     371933102      331     5000     SH       OTHER      01          0     5000     0
D GENESIS MICROCHIP INC COM      COMMON STOCK     371933102      661    10000     SH       OTHER      02          0    10000     0

D HPL TECHNOL                    COMMON STOCK     40426C105      339    19000     SH       OTHER      01          0    19000     0
D HPL TECHNOL                    COMMON STOCK     40426C105     4129   231300     SH       OTHER      02          0   231300     0

D HUNT J B TRANS SVCS INC COM    COMMON STOCK     445658107      991    42700     SH       OTHER      02          0    42700     0

D ICON PLC ADR                   ADRS STOCKS      45103T107      462    15500     SH       OTHER      01          0    15500     0

D INTERSIL CORP CL A             COMMON STOCK     46069S109      316     9800     SH       OTHER      02          0     9800     0

D ITT EDL SVCS INC COM           COMMON STOCK     45068B109     1180    32000     SH       OTHER      02          0    32000     0

D JDA SOFTWARE GROUP INC         COMMON STOCK     46612K108     3017   135000     SH       OTHER      02          0   135000     0

D KINGSWAY FINANCIAL SERVICE IN  COMMON STOCK     496904103     5499   438900     SH       OTHER      01          0   438900     0
D KINGSWAY FINANCIAL SERVICE IN  COMMON STOCK     496904103     4863   388100     SH       OTHER      02          0   388100     0

D KRONOS INC COM                 COMMON STOCK     501052104      382     7900     SH       OTHER      01          0     7900     0
D KRONOS INC COM                 COMMON STOCK     501052104     2167    44800     SH       OTHER      02          0    44800     0

D LABORATORY CRP OF AMER HLDGS   COMMON STOCK     50540R409     4851    60000     SH       OTHER      01          0    60000     0
D LABORATORY CRP OF AMER HLDGS   COMMON STOCK     50540R409     3962    49000     SH       OTHER      02          0    49000     0

D MANOR CARE INC COM STK         COMMON STOCK     564055101     1686    71100     SH       OTHER      01          0    71100     0
D MANOR CARE INC COM STK         COMMON STOCK     564055101      996    42000     SH       OTHER      02          0    42000     0

D MBNA CORP COM                  COMMON STOCK     55262L100     2112    60000     SH       OTHER      01          0    60000     0
D MBNA CORP COM                  COMMON STOCK     55262L100     5456   155000     SH       OTHER      02          0   155000     0

D O'REILLY AUTOMOTIVE INC        COMMON STOCK     686091109      489    13400     SH       OTHER      01          0    13400     0

D O'REILLY AUTOMOTIVE INC        COMMON STOCK     686091109     6058   166100     SH       OTHER      02          0   166100     0

D OAK TECHNOLOGY INC, COM        COMMON STOCK     671802106      550    40000     SH       OTHER      02          0    40000     0

D ODYSSEY HLTHCR                 COMMON STOCK     67611V101      314    12100     SH       OTHER      02          0    12100     0

D OHIO CAS CORP COM              COMMON STOCK     677240103      799    49800     SH       OTHER      02          0    49800     0

D ORBITAL SCIENCES CORP          COMMON STOCK     685564106      572   138500     SH       OTHER      02          0   138500     0

D OVERTURE SERVICES INC COM STK  COMMON STOCK     69039R100      886    25000     SH       OTHER      02          0    25000     0

D PHARMACEUTICAL PROD DEV INC CO COMMON STOCK     717124101      404    12500     SH       OTHER      01          0    12500     0
D PHARMACEUTICAL PROD DEV INC CO COMMON STOCK     717124101     3286   101700     SH       OTHER      02          0   101700     0

D PHOTRONICS INC COM STK         COMMON STOCK     719405102     1740    55500     SH       OTHER      02          0    55500     0

D POLYCOM INC COM                COMMON STOCK     73172K104     2385    70000     SH       OTHER      02          0    70000     0

D PRUDENTIAL FINANCIAL  INC      COMMON STOCK     744320102      627    18900     SH       OTHER      02          0    18900     0

D RADIOLOGIX INC COM STK         COMMON STOCK     75040K109     1109   109300     SH       OTHER      02          0   109300     0

D RIGHT MGMT CONSULTANTS INC     COMMON STOCK     766573109     6225   359800     SH       OTHER      01          0   359800     0
D RIGHT MGMT CONSULTANTS INC     COMMON STOCK     766573109      372    21500     SH       OTHER      02          0    21500     0

D RMH TELESERVICES INC COM       COMMON STOCK     749938106      478    25000     SH       OTHER      02          0    25000     0

D ROXIO INC COM STK              COMMON STOCK     780008108      829    50100     SH       OTHER      02          0    50100     0

D SKY FINL GROUP INC COM         COMMON STOCK     83080P103      590    29000     SH       OTHER      02          0    29000     0

D SPORTS AUTH INC COM            COMMON STOCK     849176102      174    30500     SH       OTHER      02          0    30500     0

D STANDARD COML TOB INC COM      COMMON STOCK     853258101     1455    88200     SH       OTHER      01          0    88200     0
D STANDARD COML TOB INC COM      COMMON STOCK     853258101     1175    71200     SH       OTHER      02          0    71200     0

D SYMANTEC CORP COM              COMMON STOCK     871503108      995    15000     SH       OTHER      02          0    15000     0

D TENET HEALTHCARE CORP COM      COMMON STOCK     88033G100     3112    53000     SH       OTHER      01          0    53000     0
D TENET HEALTHCARE CORP COM      COMMON STOCK     88033G100      640    10900     SH       OTHER      02          0    10900     0

D TRICON GLOBAL RESTAURANTS INC  COMMON STOCK     895953107      836    17000     SH       OTHER      02          0    17000     0

D UNV PHOENIX ONL                COMMON STOCK     037604204      200     6150     SH       OTHER      02          0     6150     0

D US BANCORP COM                 COMMON STOCK     902973304     1256    60000     SH       OTHER      02          0    60000     0

D WILLIS GROUP HDLS LTD SHARES   COMMON STOCK     G96655108     6005   255000     SH       OTHER      01          0   255000     0
D WILLIS GROUP HDLS LTD SHARES   COMMON STOCK     G96655108     7543   320300     SH       OTHER      02          0   320300     0

D WINNEBAGO IND INC              COMMON STOCK     974637100     1108    30000     SH       OTHER      01          0    30000     0
D WINNEBAGO IND INC              COMMON STOCK     974637100     1008    27300     SH       OTHER      02          0    27300     0

S REPORT SUMMARY                 67 DATA RECORDS              175301        2 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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